COMMITMENTS AND LEASES - Supplemental Cash Flow Information Related to Leases (Details) $ in Millions	12 Months Ended
Dec. 28, 2019 USD ($)
COMMITMENTS AND LEASES
Cash paid for amounts included in the measurement of operating lease liabilities	$ 53.1
Operating lease assets obtained in exchange for operating lease liabilities	$ 32.6